SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Overallotment liability (Details) - Level 3	Dec. 31, 2022 Y
Risk-free interest rate
Fair value disclosure
Measurement Input	0.0073
Dividend rate
Fair value disclosure
Measurement Input	0.0000
Volatility
Fair value disclosure
Measurement Input	0.0500
Expected life (in years)
Fair value disclosure
Measurement Input	0.12